SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF GEOGRAPHICAL INFORMATION IN NON-CURRENT ASSETS

Non-current assets (excluding investment in associate) information based on the location of assets are as follows:

	2024	2025
	S$	S$

Malaysia	2,764,642	3,272,486
Singapore	1,081,454	1,049,492
Total	3,846,096	4,321,978

SCHEDULE OF BUSINESS SEGMENT

	2024	2024	2025	2025	2024	2025
	S$	S$	S$	S$	S$	S$
	Immune cell	CBU service &	Immune cell	CBU service &
	therapy	related therapy	therapy	related therapy	Consolidated	Consolidated
Revenue	-	69,501	-	324,387	69,501	324,387
Private blood banking expenses	-	(17,121)	-	(67,992)	(17,121)	(67,992)
Operating results	(2,288,907)	(69,309)	(3,705,474)	(158,832)	(2,358,216)	(3,864,306)
Non-current assets	3,255,888	811,158	3,095,610	1,226,368	4,067,046	4,321,978
Total assets	9,059,086	1,008,663	5,930,746	2,054,207	10,067,749	7,984,953
Non-current liabilities	394,311	23,027	369,535	52,582	417,338	422,117
Total liabilities	871,435	152,525	457,066	674,220	1,023,960	1,131,286
Equity	8,246,154	797,635	7,125,613	(271,946)	9,043,789	6,853,667